Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Gotham Enhanced 500 ETF [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced 500 ETF
Class Name	Gotham Enhanced 500 ETF
Trading Symbol	GSPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Enhanced 500 ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gothametfs.com/gspy.
Additional Information Phone Number	(855) 998-4779
Additional Information Website	www.gothametfs.com/gspy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced 500 ETF	$25	0.50%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 510,769,000
Holdings Count | Holdings	502
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$510,769
Number of Holdings	502
Portfolio Turnover	66%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) What did the Fund invest in? (as of March 31, 2025)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Apple, Inc.	6.6
Microsoft Corp.	6.6
NVIDIA Corp.	5.0
Amazon.com, Inc.	4.5
Alphabet, Inc. - Class A	4.1
Meta Platforms, Inc. - Class A	3.5
Berkshire Hathaway, Inc. - Class B	2.3
JPMorgan Chase & Co.	1.5
T-Mobile US, Inc.	1.5
Broadcom, Inc.	1.5

Gotham 1000 Value ETF [Member]
Shareholder Report [Line Items]
Fund Name	Gotham 1000 Value ETF
Class Name	Gotham 1000 Value ETF
Trading Symbol	GVLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham 1000 Value ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gothametfs.com/gvlu.
Additional Information Phone Number	(855) 998-4779
Additional Information Website	www.gothametfs.com/gvlu
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham 1000 Value ETF	$24	0.50%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
Net Assets	$ 176,223,000
Holdings Count | Holdings	461
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$176,223
Number of Holdings	461
Portfolio Turnover	105%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) What did the Fund invest in? (as of March 31, 2025)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Option Care Health, Inc.	0.6
Pilgrim's Pride Corp.	0.6
Veren, Inc.	0.6
Alkermes PLC	0.5
Allstate Corp.	0.5
Progressive Corp.	0.5
Kinross Gold Corp.	0.5
Enstar Group Ltd.	0.5
Ingredion, Inc.	0.5
RenaissanceRe Holdings Ltd	0.5

Gotham Short Strategies ETF [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Short Strategies ETF
Class Name	Gotham Short Strategies ETF
Trading Symbol	SHRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Short Strategies ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gothametfs.com/shrt.
Additional Information Phone Number	(855) 998-4779
Additional Information Website	www.gothametfs.com/shr
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Short Strategies ETF	$66	1.35%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Net Assets	$ 15,357,000
Holdings Count | Holdings	653
Investment Company, Portfolio Turnover	311.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$15,357
Number of Holdings	653
Portfolio Turnover	311%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) What did the Fund invest in? (as of March 31, 2025)
Largest Holdings [Text Block]

Top Ten Holdings - Long	(% of Total Net Assets)
Enphase Energy, Inc.	1.7
Baxter International, Inc.	1.6
Broadcom, Inc.	1.5
Veren, Inc.	1.4
Constellation Energy Corp.	1.4
Charles River Laboratories International, Inc.	1.4
Newmont Corp.	1.4
Generac Holdings, Inc.	1.3
CF Industries Holdings, Inc.	1.3
Seagate Technology Holdings PLC	1.3